Cash - Disclosure of detailed information about cash position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Information For Cash [Line Items]
Cash	$ 90,548			$ 115,698		$ 302,524
Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	90,548			82,291
Osisko Development Corp. [Member]
Disclosure Of Information For Cash [Line Items]
Cash			$ 133,100	33,407
Cash held in Canadian dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	24,192			53,485
Cash held in Canadian dollars [Member] | Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	24,192			40,121
Cash held in Canadian dollars [Member] | Osisko Development Corp. [Member]
Disclosure Of Information For Cash [Line Items]
Cash	0			13,364
Cash held in U.S. dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	66,356	$ 48,993		62,213	$ 49,072
Cash held in U.S. dollars [Member] | Osisko Gold Royalties [Member]
Disclosure Of Information For Cash [Line Items]
Cash	66,356	48,993		42,170	33,262
Cash held in U.S. dollars [Member] | Osisko Development Corp. [Member]
Disclosure Of Information For Cash [Line Items]
Cash	$ 0	$ 0		$ 20,043	$ 15,810